Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional paid in capital	Treasury stock	Retained Earnings	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2024	$ 440	$ 475,812	$ (33,524)	$ 164,914		$ 607,642
Balance (in shares) at Dec. 31, 2024					40,455
Issue of common stock	2	(2)
Issue of common stock (in shares)					242
Share-based compensation		1,908				1,908
Preferred dividends				(1,907)		(1,907)
Common dividends				(8,116)		(8,116)
Net Income				28,640		28,640
Balance at Sep. 30, 2025	$ 443	477,718	(33,524)	183,529		$ 628,166
Balance (in shares) at Sep. 30, 2025	40,697				40,697
Balance at Dec. 31, 2024					$ 27,782
Balance (in shares) at Dec. 31, 2024						30
Balance at Sep. 30, 2025					$ 27,782
Balance (in shares) at Sep. 30, 2025					30	30
Balance at Dec. 31, 2024	$ 440	475,812	(33,524)	164,914		$ 607,642
Balance (in shares) at Dec. 31, 2024					40,455
Balance at Dec. 31, 2025	443	478,619	(33,524)	188,799		$ 634,337
Balance (in shares) at Dec. 31, 2025					40,731
Balance at Dec. 31, 2024					$ 27,782
Balance (in shares) at Dec. 31, 2024						30
Balance at Jun. 30, 2025	$ 443	477,098	(33,524)	174,234		$ 618,251
Balance (in shares) at Jun. 30, 2025	40,694
Issue of common stock (in shares)	3
Share-based compensation		620				620
Preferred dividends				(643)		(643)
Common dividends				(2,849)		(2,849)
Net Income				12,786		12,786
Balance at Sep. 30, 2025	$ 443	477,718	(33,524)	183,529		$ 628,166
Balance (in shares) at Sep. 30, 2025	40,697				40,697
Balance at Jun. 30, 2025					$ 27,782
Balance (in shares) at Jun. 30, 2025					30
Balance at Sep. 30, 2025					$ 27,782
Balance (in shares) at Sep. 30, 2025					30	30
Balance at Dec. 31, 2025	$ 443	478,619	(33,524)	188,799		$ 634,337
Balance (in shares) at Dec. 31, 2025					40,731
Issue of common stock	1	(1)
Issue of common stock (in shares)					120
Share-based compensation		1,789				1,789
Common dividends				(51,852)		(51,852)
Net Income				100,447		100,447
Balance at Sep. 30, 2026	$ 444	480,407	(33,524)	237,394		684,721
Balance (in shares) at Sep. 30, 2026	40,851				40,851
Balance at Jun. 30, 2026	$ 444	479,779	(33,524)	253,319		700,018
Balance (in shares) at Jun. 30, 2026	40,851
Share-based compensation		628				628
Common dividends				(32,273)		(32,273)
Net Income				16,348		16,348
Balance at Sep. 30, 2026	$ 444	$ 480,407	$ (33,524)	$ 237,394		$ 684,721
Balance (in shares) at Sep. 30, 2026	40,851				40,851